26. Income tax and tax on minimum presumed income / Deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Tax loss carryforward	$ 0	$ 4,172
Inventories	4,390	5,093	$ 309
Derivative financial instruments		0	0
Trade receivables and other receivables	110,041	138,816	41,329
Trade payables and other payables	1,182,315	1,123,556	332,939
Salaries and social security taxes payable	34,615	24,500	18,923
Benefit plans	90,313	104,810	81,437
Tax liabilities	12,357	15,734	14,466
Provisions	208,804	150,244	115,522
Deferred tax asset	1,642,835	1,566,925	604,925
Property, plant and equipment	(439,068)	(499,142)	(505,528)
Financial assets at fair value through profit or loss	(11,278)	(40,351)	(39,608)
Borrowings	(5,468)	(8,414)	(9,741)
Deferred tax liability	(455,814)	(547,907)	(554,877)
Net deferred tax (liabilities) assets	1,187,021	1,019,018	$ 50,048
Charged to profit and loss
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Tax loss carryforward	(4,172)
Inventories	(703)	4,784
Derivative financial instruments		0
Trade receivables and other receivables	(28,775)	97,487
Trade payables and other payables	58,759	790,617
Salaries and social security taxes payable	10,115	5,577
Benefit plans	(9,610)	26,109
Tax liabilities	(3,377)	1,268
Provisions	58,560	34,722
Deferred tax asset	80,797	964,736
Property, plant and equipment	60,074	6,386
Financial assets at fair value through profit or loss	29,073	(743)
Borrowings	2,946	1,327
Deferred tax liability	92,093	6,970
Net deferred tax (liabilities) assets	172,890	971,706
Charged to other comprehensive income
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Tax loss carryforward	0
Inventories	0	0
Derivative financial instruments		0
Trade receivables and other receivables	0	0
Trade payables and other payables	0	0
Salaries and social security taxes payable	0	0
Benefit plans	(4,887)	(2,736)
Tax liabilities	0	0
Provisions	0	0
Deferred tax asset	(4,887)	(2,736)
Property, plant and equipment	0	0
Financial assets at fair value through profit or loss	0	0
Borrowings	0	0
Deferred tax liability	0	0
Net deferred tax (liabilities) assets	$ (4,887)	$ (2,736)